SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 17. SUBSEQUENT EVENTS

The Company’s management has performed subsequent events procedures through the date the consolidated financial statements are issued.
There were no subsequent events requiring adjustment or disclosure in the consolidated financial statements except for those disclosed in Note 1, 10, 11 and 13 to the financial statements.